Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of finance income and costs
Financial income and financial expenses consist of the following:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Interest income from short-term deposits	850	790	507
Foreign currency gains	—	—	1,708
Gain on other financial instruments	2,099	—	—

Financial income	2,949	790	2,215
Interest expenses form leases	(289)	(170)	(16)
Foreign currency losses	(9,774)	(94)	(145)

Financial expenses	(10,063)	(264)	(161)